General and Administrative Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Selling, General and Administrative Expenses
Salaries and benefits	$ 3,797,410	$ 4,312,246	$ 16,987,788	$ 16,220,876
Professional fees	890,167	1,879,751	5,589,074	3,751,899
Insurance expenses	635,439	779,997	2,776,728	2,777,027
Marketing	225,113	358,760	1,066,946	2,525,096
Other expenses	1,608,706	1,947,215	7,403,150	8,380,882
Total	$ 7,156,835	$ 9,277,969	$ 33,823,686	$ 33,655,780